Other Noncurrent Assets (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	May 31, 2013	Mar. 15, 2012	Feb. 29, 2012
Other noncurrent assets
Deferred financing fees	$ 14,523,000	$ 12,953,000		$ 10,409,000
Current portion of deferred financing fees	3,658,000	3,522,000		4,882,000
Capitalized software	9,211,000	8,947,000		11,719,000
Accumulated amortization of capitalized software	1,080,000	1,314,000		160,000
Cash surrender value of life insurance	4,338,000	1,249,000		1,006,000
Loans on life insurance policy	0	3,204,000		3,000,000
Deferred stripping costs	3,868,000	3,873,000		2,994,000
Other	2,512,000	2,437,000		3,232,000
Total other assets	34,452,000	29,459,000		29,360,000
Capitalized deferred financing fees			15,000,000
Loss recognized on debt retirement	6,400,000
Reduction to capitalized software cost	1,300,000
Loss on disposal of capitalized software	$ 200,000